CLAYMORE EXCHANGE-TRADED FUND TRUST

                          CLAYMORE/BEACON SPIN-OFF ETF
                   CLAYMORE/ZACKS MULTI-ASSET INCOME INDEX ETF
                         CLAYMORE/ZACKS MID-CAP CORE ETF
                  CLAYMORE/SABRIENT DEFENSIVE EQUITY INDEX ETF
                          CLAYMORE/BNY MELLON BRIC ETF
                      CLAYMORE/ZACKS DIVIDEND ROTATION ETF
              CLAYMORE/S&P GLOBAL DIVIDEND OPPORTUNITIES INDEX ETF
            CLAYMORE/MORNINGSTAR MANUFACTURING SUPER SECTOR INDEX ETF
             CLAYMORE/MORNINGSTAR INFORMATION SUPER SECTOR INDEX ETF
              CLAYMORE/MORNINGSTAR SERVICES SUPER SECTOR INDEX ETF
                          CLAYMORE/SABRIENT INSIDER ETF
                         CLAYMORE/OCEAN TOMO PATENT ETF
                      CLAYMORE/OCEAN TOMO GROWTH INDEX ETF
                     CLAYMORE/RAYMOND JAMES SB-1 EQUITY ETF
                          CLAYMORE/SABRIENT STEALTH ETF
                     CLAYMORE U.S. CAPITAL MARKETS BOND ETF
            CLAYMORE U.S. CAPITAL MARKETS MICRO-TERM FIXED INCOME ETF
                 CLAYMORE U.S.-1 - THE CAPITAL MARKETS INDEX ETF
              CLAYMORE/BNY MELLON INTERNATIONAL SMALL CAP LDRS ETF
                       CLAYMORE/ZACKS SECTOR ROTATION ETF

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE ABOVE LISTED FUNDS:

The following paragraphs are hereby inserted in the "Investment Advisory Services" section in each Fund's Prospectus at the end of the sub-section "Investment Adviser" and in the "Management" section in each Fund's Statement of Additional Information in the sub-section "Investment Advisory Agreement" (each in place of, where applicable, the current corresponding discussion therein):

On July 17, 2009, Claymore Group Inc., the parent of the Investment Adviser, entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClay Acquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. The parties intend that the completed merger will result in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Investment Adviser, will become indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Funds or the investment management activities of the Investment Adviser.The transaction closed on October 14, 2009 (such closing date being the "Effective Date").

Under the 1940 Act, consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Trust and the Investment Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement took effect as of the

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Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of each Fund. In addition, the advisory fees earned by the Investment Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Advisory Agreement. If a Fund's shareholders approve a new advisory agreement with the Investment Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Investment Adviser. If a Fund's shareholders do not approve a new advisory agreement with the Investment Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Investment Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of (i) the Investment Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or (ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.

On September 28, 2009, the Board of Trustees also approved a new investment advisory agreement between the Trust and the Investment Adviser (the "New Advisory Agreement") and recommended that the New Advisory Agreement be submitted to the shareholders of each Fund for their approval. The New Advisory Agreement will take effect with respect to each Fund upon its approval by the shareholders of each Fund and will have an initial term of one year. Thereafter, the New Advisory Agreement will continue in effect only if its continuance is approved by the Board of Trustees. Other than effective dates, the terms and conditions of the New Advisory Agreement are substantively identical to those of the Advisory Agreement.

The following paragraphs are hereby added to the "Investment Advisory Services"
section in the Prospectus for the Claymore U.S. - 1 - The Capital Markets Index ETF, Claymore U.S. Capital Markets Bond ETF and Claymore U.S. Capital Markets Micro-Term Fixed Income ETF in the sub-section "Investment Subadviser" and to the "Management" section in the Statement of Additional Information for each of those Funds in the sub-section "Investment Subadvisory Agreement", each, in place of the current corresponding discussion therein:

Under the 1940 Act, consummation of the transaction between Claymore and Guggenheim described above also resulted in the automatic termination of the Investment Subadvisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim subadvisory agreement between the Investment Adviser and the Investment Subadviser (the "Interim Subadvisory Agreement"). The Interim Subadvisory Agreement took effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or
(b) the approval of a new subadvisory agreement by the shareholders of each Subadvised Fund. In addition, the advisory fees earned by the Investment Subadviser pursuant to the Interim Subadvisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Subadvisory Agreement. If a Subadvised Fund's shareholders approve a new advisory agreement with the Investment Subadviser prior to the expiration of the term of the Interim Subadvisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Subadvised Fund shall be paid to the

Investment Subadviser. If a Subadvised Fund's shareholders do not approve a new subadvisory agreement between the Investment Adviser and Investment Subadviser prior to the expiration of the term of the Interim Subadvisory Agreement, the Investment Subadviser shall be paid, out of the escrow account with respect to the Subadvised Fund, the lesser of (i) the Investment Subadviser's costs incurred in providing the services under the Interim Subadvisory Agreement (including any interest earned on that amount while in escrow) with respect to the Subadvised Fund; or (ii) the total amount in the escrow account (including any interest earned) with respect to the Subadvised Fund. Other than the effective dates and the provisions set forth above regarding the subadvisory fees' placement into an escrow account, the terms and conditions of the Interim Subadvisory Agreement are substantively identical to those of the Investment Subadvisory Agreement.

On September 28, 2009, the Board of Trustees also approved a new subadvisory agreement between the Investment Adviser and the Investment Subadviser (the "New Subadvisory Agreement") and recommended that the New Subadvisory Agreement be submitted to the shareholders of each Subadvised Fund for their approval. The New Subadvisory Agreement will take effect with respect to each Subadvised Fund upon its approval by the shareholders of each Subadvised Fund and will have an initial term of one year. Thereafter, the New Subadvisory Agreement will continue in effect only if its continuance is approved by the Board of Trustees. Other than effective dates, the terms and conditions of the New Subadvisory Agreement are substantively identical to those of the Investment Subadvisory Agreement.

                       CLAYMORE EXCHANGE-TRADED FUND TRUST
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


October 16, 2009